Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current
Cash and cash equivalents (note 8)	$ 385,352	$ 445,452
Restricted cash - current	38,231	38,179
Accounts receivable, including non-trade of $15,908 (2017 – $15,273) and related party balance of $27,436 (2017 – $16,068) (note 2)	158,318	159,859
Assets held for sale (note 7)	28,482	33,671
Net investment in direct financing leases (note 3)	12,273	9,884
Prepaid Expenses and Other	55,047	38,180
Current portion of loans to equity-accounted investees (note 4)	82,376	107,486
Total current assets	760,079	832,711
Restricted cash - non-current	34,880	68,543
Vessels and equipment (note 8)
At cost, less accumulated depreciation of $1,294,622 (2017 – $1,293,447)	3,332,478	3,491,491
Vessels related to capital leases, at cost, less accumulated amortization of $93,858 (2017 – $51,290) (note 6)	1,938,379	1,272,560
Advances on newbuilding contracts (note 10a)	172,248	444,493
Total vessels and equipment	5,443,105	5,208,544
Net investment in direct financing leases - non-current (note 3)	565,423	486,106
Investment in and advances to equity-accounted investments (notes 4 and 10b)	1,313,497	1,276,618
Other non-current assets (note 15)	97,571	83,211
Intangible assets – net	81,542	93,014
Goodwill	43,690	43,690
Total assets	8,339,787	8,092,437
Current
Accounts payable	18,034	24,107
Accrued liabilities and other (notes 12 and 15)	193,213	296,232
Advances from affiliates (note 4)	73,109	49,100
Current portion of derivative liabilities (note 15)	13,036	80,423
Current portion of long-term debt (note 8)	259,104	800,897
Current obligations related to capital leases	96,988	114,173
Total current liabilities	653,484	1,364,932
Long-term debt (note 8)	3,091,911	2,616,808
Long-term obligations related to capital leases	1,512,710	1,046,284
Derivative liabilities (note 15)	31,717	48,388
Other long-term liabilities (note 16)	130,052	136,369
Total liabilities	5,419,874	5,212,781
Commitments and contingencies (notes 6, 8, 10, and 15)
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 100,435,096 shares outstanding and issued (2017 – 89,127,041)) (note 9)	1,046,081	919,078
Accumulated deficit	(211,379)	(135,892)
Non-controlling interest	2,077,492	2,102,465
Accumulated other comprehensive income (loss)	7,719	(5,995)
Total equity	2,919,913	2,879,656
Total liabilities and equity	$ 8,339,787	$ 8,092,437